UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Stuart Pistol
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                              Short Hills, NJ           5/12/06
 ------------------------------               ---------------           -------
           [Signature]                         [City, State]             Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
                                            ---

Form 13F Information Table Entry Total:     69
                                            --

Form 13F Information Table Value Total:     $503,994
                                            ---------
                                            (thousands)

List of Other Included Managers  NONE


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              COLUMN 1             COLUMN 2   COLUMN 3    COLUMN 4            COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
              --------             --------   --------    --------            --------     --------   --------       --------
                                                                                                                        VOTING
                                   TITLE OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER           AUTHORITY
        NAME OF ISSUER              CLASS      CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
        --------------             --------    -----      --------    -------  ---  ----  ---------- --------   ----  ------ ----

Abington Community Bancorp, Inc.    COM        00350R106      354     26,000    SH          SOLE                26,000
Alleghany Corp. DEL                 COM        017175100    2,774      9,580    SH          SOLE                 9,580
American Eagle Outfitters, Inc.     COM        02553E106    7,316    245,000    SH          SOLE               245,000
American Greetings Corp.            CL A       026375105   16,215    750,000    SH          SOLE               750,000
American International Group, Inc.  COM        026874107   17,844    270,000    SH          SOLE               270,000
American River Bankshares           COM        029326105      581     20,800    SH          SOLE                20,800
Andrew Corp.                        COM        034425108    6,017    490,000    SH          SOLE               490,000
Astoria Financial Corp              COM        046265104    5,573    180,000    SH          SOLE               180,000
Autoliv Inc.                        COM        052800109    3,112     55,000    SH          SOLE                55,000
Autozone Inc.                       COM        053332102    5,732     57,500    SH          SOLE                57,500
BNCCORP Inc.                        COM        055936108    1,919    143,750    SH          SOLE               143,750
The Buckle Inc.                     COM        118440106      373      9,100    SH          SOLE                 9,100
Centennial Bank Holdings Inc.       COM        151345303   11,143    952,400    SH          SOLE               952,400
City Investing Co. Liq Tr           Unit
                                    Ben Int    177900107       40    362,600    SH          SOLE               362,600
Comcast Corp. New                   CL A
                                    SPL        20030N200    5,746    220,000    SH          SOLE               220,000
Conseco Inc.                        PFD B
                                    CV 5.50%   208464867    2,985    100,000    SH          SOLE               100,000
Conseco Inc                         COM NEW    208464883   26,713  1,076,273    SH          SOLE             1,076,273
Duckwall-Alco Stores, Inc.          COM        264142100    3,906    160,656    SH          SOLE               160,656
Engelhard Corp.                     COM        292845104      119      3,000    SH          SOLE                 3,000
Enstar Group Inc GA                 COM        29358R107    9,307    103,715    SH          SOLE               103,715
Farmer Bros Co.                     COM        307675108    6,565    294,405    SH          SOLE               294,405
Florida East Coast Industries Inc.  COM        340632108   20,595    382,100    SH          SOLE               382,100
Foot Locker Inc.                    COM        344849104    2,388    100,000    SH          SOLE               100,000
Franklin Bank Corp. DEL             COM        352451108   12,211    635,000    SH          SOLE               635,000
GAMCO Investors Inc.                COM        361438104    5,014    125,500    SH          SOLE               125,500
Gateway Inc.                        COM        367626108    5,585  2,550,000    SH          SOLE             2,550,000
Goodyear Tire & Rubber Co           COM        382550101   14,770  1,020,000    SH          SOLE             1,020,000
Healthsouth Corp.                   COM        421924101    1,272    255,000    SH          SOLE               255,000
Hearst-Argyle Television, Inc.      COM        422317107    8,176    350,000    SH          SOLE               350,000
Herley Industries Inc DEL           COM        427398102      699     33,500    SH          SOLE                33,500
Hilfiger Tommy Corp.                ORD        G8915Z102    4,221    256,300    SH          SOLE               256,300
Hollinger International Inc.        CL A       435569108   12,408  1,480,700    SH          SOLE             1,480,700
Hovnanian Enterprises Inc.          CL A       442487203    2,987     68,000    SH          SOLE                68,000
Hudson City Bancorp                 COM        443683107   21,264  1,600,000    SH          SOLE             1,600,000
IKON Office Solutions, Inc.         COM        451713101    7,675    538,600    SH          SOLE               538,600
Johnson Outdoors Inc.               CL A       479167108    6,124    324,100    SH          SOLE               324,100
Keweenaw Land Association Ltd.      COM        493026108    1,482     11,855    SH          SOLE                11,855
Kindred Healthcare Inc.             COM        494580103       75      3,000    SH          SOLE                 3,000
Knight Capital Group Inc.           CL A       499005106    6,965    500,000    SH          SOLE               500,000
Liberty Media Corp. New             COM
                                    SER A      530718105    8,703  1,060,000    SH          SOLE             1,060,000
Limited Brands, Inc.                COM        532716107    7,338    300,000    SH          SOLE               300,000
Lydall Inc Del                      COM        550819106      858     88,900    SH          SOLE                88,900
MVC Capital Inc.                    COM        553829102   12,196    999,700    SH          SOLE               999,700
MarkWest Hydrocarbon Inc.           COM        570762104    9,160    400,000    SH          SOLE               400,000
Medallion Financial Corp.           COM        583928106    3,736    275,700    SH          SOLE               275,700
Millicon Intl Cellular S.A.         SHS
                                    NEW        L6388F110    4,708    100,000    SH          SOLE               100,000
Newkirk Realty Trust Inc.           COM        651497109    1,539     85,100    SH          SOLE                85,100
Northwest Bancorp Inc PA            COM        667328108    2,476    100,000    SH          SOLE               100,000
NorthWestern Corp.                  COM
                                    NEW        668074305    3,566    114,500    SH          SOLE               114,500
Novoste Corp.                       COM
                                    NEW        67010C209      388    132,062    SH          SOLE               132,062
Oglebay Norton Co.                  COM        677007205    2,072    155,213    SH          SOLE               155,213
Oglebay Norton Co.                  PFD
                                    A CV       677007304    7,424    464,000    SH          SOLE               464,000
PNC Financial Services Group Inc.   COM        693475105   33,655    500,000    SH          SOLE               500,000
Pfizer Inc.                         COM        717081103    8,348    335,000    SH          SOLE               335,000
Prudential Bancorp Inc. PA          COM        744319104    2,653    196,500    SH          SOLE               196,500
Rome Bancorp Inc. New               COM        77587P103    1,185    100,000    SH          SOLE               100,000
Rotech Healthcare Inc.              COM        778669101    4,916    338,800    SH          SOLE               338,800
Saks Inc.                           COM        79377W108    5,346    277,000    SH          SOLE               277,000
Sears Holdings Corp.                COM        812350106   32,440    246,077    SH          SOLE               246,077
Sharper Image Corp.                 COM        820013100    1,345    105,000    SH          SOLE               105,000
SITEL Corp.                         COM        82980K107      144     34,200    SH          SOLE                34,200
Sovereign Bancorp Inc.              COM        845905108    3,944    180,000    SH          SOLE               180,000
Tarragon Corp.                      COM        876287103    2,113    106,200    SH          SOLE               106,200
Tribune Company New                 COM        896047107   10,451    381,000    SH          SOLE               381,000
TYCO International Ltd. New         COM        902124106   29,030  1,080,000    SH          SOLE             1,080,000
USA Mobility Inc.                   COM        90341G103    9,938    348,954    SH          SOLE               348,954
United Indl Corp.                   COM        910671106   10,248    168,200    SH          SOLE               168,200
Walter Inds Inc.                    COM        93317Q105   13,431    201,600    SH          SOLE               201,600
Warwick Valley Tel Co               COM        936750108    2,398    111,002    SH          SOLE               111,002


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